Property, plant and equipment -price assumptions (narrative) (Details) $ in Billions	3 Months Ended	12 Months Ended
	Sep. 30, 2021 € / MWh	Dec. 31, 2021 USD ($) $ / bbl	Dec. 31, 2021 USD ($) $ / MMBTU	Dec. 31, 2021 USD ($) kr / $	Dec. 31, 2021 USD ($) kr / €	Dec. 31, 2021 USD ($) kr / t	Dec. 31, 2021 USD ($) € / t	Dec. 31, 2021 USD ($) € / MWh	Dec. 31, 2021 USD ($) $ / £	Dec. 31, 2020 $ / bbl $ / MMBTU € / t € / MWh
Price Assumptions Used For Impairment Calculations [Line Items]
Percentage of estimated decline in commodity prices		30.00%	30.00%	30.00%	30.00%	30.00%	30.00%	30.00%	30.00%
Weighted Average Cost of Capital		5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%
External carbon price | € / t										56
Impairment exposure due to net zero emission | $		$ 9	$ 9	$ 9	$ 9	$ 9	$ 9	$ 9	$ 9
2022 [member]
Price Assumptions Used For Impairment Calculations [Line Items]
Electricity price | € / MWh	77							157		61
2024 [member]
Price Assumptions Used For Impairment Calculations [Line Items]
Long-term exchange rates				8.50	10.0				1.35
2026 [member]
Price Assumptions Used For Impairment Calculations [Line Items]
External carbon price | € / t							80
2030 [member]
Price Assumptions Used For Impairment Calculations [Line Items]
Electricity price | € / MWh								58		43
External carbon price | € / t							65			27.5
Expected tax increase on carbon emissions maximum | kr / t						2,000
2050 [member]
Price Assumptions Used For Impairment Calculations [Line Items]
External carbon price | € / t							100			41
NBP Natural Gas Price [Member] | 2030 [member]
Price Assumptions Used For Impairment Calculations [Line Items]
Estimated crude oil or Gas price per unit			6.4							6.7
NBP Natural Gas Price [Member] | 2040 [member]
Price Assumptions Used For Impairment Calculations [Line Items]
Estimated crude oil or Gas price per unit			7.7							8.0
NBP Natural Gas Price [Member] | 2050 [member]
Price Assumptions Used For Impairment Calculations [Line Items]
Estimated crude oil or Gas price per unit			7.0							7.7
Henry Hub Natural Gas Price [Member] | 2030 [member]
Price Assumptions Used For Impairment Calculations [Line Items]
Estimated crude oil or Gas price per unit			3.2							3.3
Henry Hub Natural Gas Price [Member] | 2040 [member]
Price Assumptions Used For Impairment Calculations [Line Items]
Estimated crude oil or Gas price per unit			3.3							3.8
Brent Blend oil price [member] | 2025 [member]
Price Assumptions Used For Impairment Calculations [Line Items]
Estimated crude oil or Gas price per unit | $ / bbl		65								67
Brent Blend oil price [member] | 2040 [member]
Price Assumptions Used For Impairment Calculations [Line Items]
Estimated crude oil or Gas price per unit | $ / bbl		64								66
Brent Blend oil price [member] | 2050 [member] | Maximum [member]
Price Assumptions Used For Impairment Calculations [Line Items]
Estimated crude oil or Gas price per unit | $ / bbl		60